Property and equipment	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
4. Property and equipment

	Cost	Accumulated	Net book
Year ended December 31, 2015	Base	amortization	value
Survey equipment	$656,237	$571,595	$84,642
Aircraft	2,734,611	15,351	2,719,260
Computers and software	1,180,873	1,098,876	81,997
Furniture and other equipment	528,420	481,297	47,123
Leasehold improvements	1,160,553	414,590	745,963
	6,260,694	2,581,709	3,678,985

	Cost	Accumulated	Net book
Year ended December 31, 2014	Base	amortization	value
Survey equipment	$643,319	$535,283	$108,036
Computers and software	1,100,593	1,051,810	48,783
Furniture and other equipment	528,420	469,516	58,904
Leasehold improvements	403,898	382,157	21,741
	2,676,230	2,438,766	237,464